Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net loss	$ (7,831,230)	$ (6,706,972)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	247,458	245,787
Charge for common stock issued for collaboration agreement		100,002
Common stock issued in exchange for services	$ 232,212	256,040
Issuance of common stock for acquisition of in-process research and development		4,000,000
Warrants issued to vendor		$ 4,775
Amortization of discount on debt	$ 10,648
Share-based compensation	654,481	$ 720,150
Change in fair value of warrant liability	1,201,870	(3,436,195)
Change in operating assets and liabilities:
Contracts and grants receivable	$ (1,190,445)	72,319
Taxes receivable		750,356
Prepaid expenses	$ (71,339)	(37,537)
Accounts payable	1,376,391	1,483,255
Accrued compensation	(16,354)	81,291
Total adjustments and change in operating assets and liabilities	2,444,922	4,240,243
Net cash used in operating activities	$ (5,386,308)	(2,466,729)
Investing activities:
Payments for acquisition of in-process research and development		(250,000)
Purchases of furniture and office equipment	$ (22,098)	(50,866)
Net cash used in investing activities	$ (22,098)	(300,866)
Financing activities:
Net proceeds from sale of units containing common stock and warrants		1,937,894
Net proceeds from issuance of common stock pursuant to the equity lines	$ 3,839,177	$ 470,475
Stock issuance cost associated with equity line purchase agreement	(171,091)
Proceeds from exercise of options and warrants	1,136,771	$ 28,078
Net cash provided by financing activities	4,804,857	2,436,447
Net decrease in cash and cash equivalents	(603,549)	(331,148)
Cash and cash equivalents at beginning of period	5,525,094	5,856,242
Cash and cash equivalents at end of period	4,921,545	$ 5,525,094
Supplemental disclosure of non cash investing and financing activities:
Notes payable issued in connection with Equity Purchase Agreement	282,071
Reclassification of warrant liability to additional paid-in capital upon partial exercise of warrants issued in unit offering	2,557,331	$ 1,055,490
Supplemental information:
Cash paid for state income taxes	$ 7,542	$ 6,994